Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Before-Tax Amount	Income Tax Effect	Net-of-Tax Amount
Nine Months Ended September 30, 2013:
Unrealized holding gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) on available-for-sale securities	$(4,466,187)	$1,518,504	$(2,947,683)
Reclassification adjustment for losses realized in income	-	-	-
Other comprehensive gain (loss) on available-for-sale securities	$(4,466,187)	$1,518,504	$(2,947,683)

Unfunded pension liability:
Changes from plan actuarial gains and (losses) included in other comprehensive income	129,751	(51,907)	77,844
Amortization of net transition obligation, prior service cost and net actuarial loss included in net periodic benefit cost	-	-	-
Other comprehensive gain (loss) on unfunded retirement obligations	129,751	(51,907)	77,844

Total other comprehensive income (loss)	$(4,336,436)	$1,466,597	$(2,869,839)
	Before-Tax Amount	Income Tax Effect	Net-of-Tax Amount
Nine Months Ended September 30, 2012:
Unrealized holding gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) on available-for-sale securities	$710,040	$(241,412)	$468,628
Reclassification adjustment for losses realized in income	-	-	-
Other comprehensive gain (loss) on available-for-sale securities	710,040	(241,412)	468,628

Unfunded pension liability:
Changes from plan actuarial gains and (losses) included in other comprehensive income	9,660	(3,883)	5,777
Amortization of net transition obligation, prior service cost and net actuarial loss included in net periodic benefit cost	-	-	-
Other comprehensive gain (loss) on unfunded retirement obligations	9,660	(3,883)	5,777

Total other comprehensive income (loss)	$719,700	$(245,295)	$474,405

	December 31, 2012	December 31, 2011
Unrealized holding gains on securities available for sale	$1,806,967	$2,318,299
Related income tax effect	(571,763)	(788,221)
	1,235,204	1,530,078

Unrealized impairment loss on held to maturity security	(500,944)	(500,944)
Related income tax effect	170,321	170,321
	(330,623)	(330,623)

Pension Liability	(165,781)	(178,661)
Related income tax effect	65,493	70,668
	(100,288)	(107,993)

Accumulated other comprehensive income	$804,293	$1,091,462

Components of Accumulated Other Comprehensive Loss [Table Text Block]
	Unrealized Holding Gains (Losses) on Available for Sale Securities	Unrealized Impairment Loss on Held to Maturity Security	Unfunded Pension Liability	Accumulated Other Comprehensive Income
Nine Months Ended September 30, 2013:
Balance, beginning of period	$1,235,204	$(330,623)	$(100,288)	$804,293
Other comprehensive income (loss) before reclassifications	(2,947,683)	-	77,844	(2,869,839)
Amounts reclassified from accumulated other comprehensive income (loss)	-	-	-	-
Other comprehensive income (loss)	(2,947,683)	-	77,844	(2,869,839)
Balance, end of period	$(1,712,479)	$(330,673)	$(22,444)	$(2,065,546)
	Unrealized Holding Gains (Losses) on Available for Sale Securities	Unrealized Impairment Loss on Held to Maturity Security	Unfunded Pension Liability	Accumulated Other Comprehensive Income
Nine Months Ended September 30, 2012:
Balance, beginning of period	$1,530,078	$(330,623)	$(107,993)	$1,091,462
Other comprehensive income (loss) before reclassifications	468,628	-	5,777	474,405
Amounts reclassified from accumulated other comprehensive income (loss)	-	-	-	-
Other comprehensive income (loss)	468,628	-	5,777	474,405
Balance, end of period	$1,998,706	$(330,623)	$(162,216)	$1,565,867

	Net Unrealized Gains On Available for Sale Securities	Net Unrealized Impairment Loss On Held to Maturity Security	Net Change in Fair Value of Interest Rate Swap Contract	Net Change Related to Defined Benefit Pension Plans	Accumulated Other Comprehensive Income
Balance, December 31, 2010	$756,057	$(330,623)	$(211,562)	$(115,698)	$98,174

Net Change	774,021	-	211,562	7,705	993,288

Balance, December 31, 2011	1,530,078	(330,623)	0	(107,993)	1,091,462

Net Change	(294,874)	0	0	7,705	(287,169)

Balance, December 31, 2012	$1,235,204	$(330,623)	$0	$(100,288)	$804,293